Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current Assets:
Cash	$ 1,094,269	$ 153,914
Restricted cash	96,125	80,293
Accounts receivable, net	11,662,750	12,286,665
Notes receivable	22,543	172,348
Loans receivable	4,515,050
Inventories	1,728,639	1,750,369
Advances to suppliers, net	846,772	991,518
Prepaid expenses and other current assets, net	348,042	283,061
Total current assets	20,314,190	15,718,168
Non-current assets:
Fixed deposits	2,643,147	2,665,993
Non-current accounts receivable	526,939	670,146
Prepayment for land use rights	1,391,130	1,403,154
Deferred offering cost		588,013
Property and equipment, net	2,687,078	2,790,891
Intangible assets, net	527,846	539,925
Deferred tax assets, net	575,376	533,345
Other non-current assets	134,790	169,933
Total non-current assets	8,486,306	9,361,400
Total Assets	28,800,496	25,079,568
Current Liabilities:
Short-term loans	425,951	6,857,415
Accounts payable	4,697,264	4,694,905
Advances from customers	1,173,881	1,027,164
Taxes payable	3,027,617	3,273,227
Due to related parties	224,636	131,574
Other payables and other current liabilities	1,403,386	1,033,729
Total current liabilities	10,952,735	17,018,014
Non-current Liabilities:
Long-term loans	10,155,250	3,806,557
Total non-current liabilities	10,155,250	3,806,557
Total Liabilities	21,107,985	20,824,571
Commitments and contingencies
Equity:
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 18,748,000 and 17,000,000 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively)	1,875	1,700
Subscription receivable	(1,699)	(1,699)
Additional paid-in capital	6,833,912	2,236,677
Statutory reserves	761,989	755,100
Retained earnings	452,050	1,583,977
Accumulated other comprehensive loss	(293,423)	(258,907)
Total shareholders’ equity of the Company	7,754,704	4,316,848
Non-controlling interests	(62,193)	(61,851)
Total Equity	7,692,511	4,254,997
Total Liabilities and Equity	$ 28,800,496	$ 25,079,568